Exploration and Evaluation Assets - Schedule of Additions to the Warintza Asset (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Additions to the Warintza Asset [Abstract]
At January 1	$ 188
Exploration and evaluation expenditures	5,772
Capitalised shared based compensation	120
Capitalised amortisation of property, plant and equipment	331
Changes to reclamation provision	68
Reduction on sale of royalty	(188)
At December 31	$ 6,291